Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets

7. Intangible assets

Intangible assets are comprised of the Mineral Royalties Online (“MRO”) royalty database.

Database
$
Cost at:
December 31, 2021	1,837,500
December 31, 2022	1,837,500
December 31, 2023	1,837,500

Accumulated amortization at:
December 31, 2021	298,252
Additions	183,539
December 31, 2022	481,791
Additions	183,539
December 31, 2023	665,330

Net book value at:
December 31, 2022	1,355,709
December 31, 2023	1,172,170

On October 25, 2023, the Company entered into an Intellectual Property Licensing Agreement (“IP Licensing Agreement”) with a private investment group, in respect of certain coal royalties in Vox’s MRO royalty database. As part of the IP Licensing Agreement, on the successful closing of relevant coal royalty transactions, Vox will receive a Transaction Fee of up to 3.0% of the upfront purchase price and up to 3.0% of any future earn out payments or contingent payments associated with any applicable coal royalty assets acquired.